UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006

Jennifer L. Butler
Secretary
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Schedule of Investments
[Missing Graphic Reference]

Tax-Exempt Fund of Maryland®
Investment portfolio

April 30, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 92.20%	(000)	(000)

MARYLAND — 82.24%
STATE ISSUERS — 46.09%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,009
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,641
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	1,680	1,725
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	915
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,215
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,361
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,053
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,454
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,066
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,625
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,857
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,611
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	2,000	2,367
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020	600	627
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,046
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,044
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,425	3,652
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,230	2,384
Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016	3,000	2,954
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012	2,500	2,554
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	3,500	3,610
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,145
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,080
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,641
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,042
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)	500	524
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,111
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,507
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	$1,640	$1,652
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	898
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,680	1,720
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,577
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018	1,000	1,047
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,656
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035	2,000	2,100
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	2,000	2,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,537
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009	400	413
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,246
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,055
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	2,505	2,627
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,056
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,023
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	546
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,809
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,037
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,232
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	529
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	1,061
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,432
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007	1,000	1,018
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009	1,000	1,037
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,643

Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,065
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,118
Transportation Auth., Facs. Project, Rev. Bonds (Transportation Facs. Projects), Series 1992, 5.80% 2006	1,000	1,004
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,004
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013	1,010	1,068
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022	2,000	2,096
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013	1,500	1,598
		111,115
		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS — 36.15%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	$2,000	$2,017
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	3,009
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,598
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,235
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,423
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,076
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	2,000	2,231
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,730
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,520	1,541
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,127
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,234
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,602
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,073
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2032	1,250	1,282
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,609
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,595
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021	1,030	1,082
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	440
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,271
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,675
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009	1,000	1,033
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,318
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	1,000	1,053
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017 (preref. 2010)	1,000	1,067
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,107
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,124
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	1,034
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,461	1,514
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,052
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	850
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	220
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,791
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	970
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,056
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,064
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,047
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,051
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,148
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009	430	428
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010	355	364
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)	2,355	2,424
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,063
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,260	2,456
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	788
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,680	1,893
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Garden Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,166
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	415	406
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,011
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	$1,500	$1,587
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	4,017
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026	1,750	1,825
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	2,450	2,468
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,717
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015	3,000	3,064
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,066
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,060

		87,152

DISTRICT OF COLUMBIA — 0.64%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,552

PUERTO RICO — 7.80%
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019	1,000	1,011
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021	1,020	1,038
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,057
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007	1,000	1,038
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,088
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,826
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	527
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	4,006
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,662
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	55
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007	500	506
		18,814

VIRGIN ISLANDS — 1.52%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,552
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,033
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017	1,000	1,077
		3,662

Total bonds & notes (cost: $217,736,000)		222,295

Short-term securities — 5.54%

Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.79% 2026[1]	2,775	2,775
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999-A, 3.80% 2029[1]	2,035	2,035
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.79% 2034[1]	1,000	1,000
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-B, AMBAC insured, 3.80% 2034[1]	1,050	1,050
Maryland Econ. Dev. Corp., Rev. Bonds (American Urological Assn. Education and Research, Inc. Project), Series 2002, 3.80% 2032[1]	1,000	1,000
Maryland Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for Experimental Biology Project), Series 2002-A, 3.79% 2030[1]	2,500	2,500

		unaudited

	Principal amount	Market value
Short-term securities	(000)	(000)

Maryland Transportation Auth., Passsenger Fac. Charge Rev. Bonds (Baltimore/Washington International Airport Facs. Projects), Series 2003-B, AMT, 3.82% 2007[1]	$1,000	$1,000
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-B, 3.77% 2023[1]	1,500	1,500
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 3.75% 2034[1]	500	500

Total short-term securities (cost: $13,360,000)		13,360

Total investment securities (cost: $231,096,000)		235,655
Other assets less liabilities		5,444

Net assets		$241,099

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 5,888
Gross unrealized depreciation on investment securities	(1,169)
Net unrealized appreciation on investment securities	4,719
Cost of investment securities for federal income tax purposes	230,936

[Missing Graphic Reference]

Tax-Exempt Fund of Virginia®
Investment portfolio

April 30, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 94.44%	(000)	(000)

VIRGINIA — 81.66%
STATE ISSUERS — 31.27%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017	$1,000	$1,023
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,621
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	3,500	3,602
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,110
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	518
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,054
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,916
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,394
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,037
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)	940	954
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,019
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,031
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,250
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	727
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,202
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,340
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,263
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	838
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,051
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,051
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994, 6.875% 2010 (preref. 2005)	765	770
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,232
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,136
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,054
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,901
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,132
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,029
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2011 (preref. 2008)	2,100	2,160
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,079
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,066
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,832
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,089
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,089
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007	2,000	2,039
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,949
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	$1,000	$1,057
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,513
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,108
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	123
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,057
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,556
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,063
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured, 4.375% 2010	1,490	1,523
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,562
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,083
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,042
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,462
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,113
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	2,000	2,038
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	2,500	2,560
Virginia Polytechnic Institute and State University, University Services System and General Rev. Pledge Bonds, Series 1996-C, 5.35% 2009 (preref. 2006)	1,000	1,021

		82,439

CITY & COUNTY ISSUERS — 50.39%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,036
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,048
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,961
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	1,025
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,106
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,119
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,872
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,154
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,091
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)	1,000	986
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,378
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,629
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,043
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	3,000	3,193
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,119
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,701
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,707
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012	500	534
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	2,500	2,716
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,534
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007	750	762
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	$1,000	$1,052
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,667
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,078
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, FHA insured, 5.05% 2010	775	787
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,077
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,097
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,529
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,069
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,596
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,380
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,065
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,063
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	502
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,278
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020	1,000	1,051
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,721
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,516
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,734
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System), Series 1997, MBIA insured, 5.00% 2007	1,250	1,271
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Bonds (Virginia Baptist Homes, Inc.), Series 2006-A, 5.50% 2038	1,500	1,504
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	604
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	964
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and Henry County), Series 1997, 6.00% 2017 (preref. 2007)	1,000	1,025
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,280
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	761
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,475	2,595
Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudoun County Public Safety Facs. Project), FSA insured, 5.25% 2016	1,000	1,068
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,109
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,913
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,053
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	537
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,259
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)	1,000	1,041
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016	1,585	1,676
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,051
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,049
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011	1,000	1,055
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,559
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,636
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,041
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	$2,420	$2,559
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	599	611
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	447	467
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014	1,000	1,067
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,719
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,085
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014	1,500	1,600
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009	1,500	1,552
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,076
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,218
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,059
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,732
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,039
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,091
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,336
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,603
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,076
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,586
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,586
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,590
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,590
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,439
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,067
County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024	2,590	2,788
County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014	1,000	958
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,002
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,003
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,005
		132,862

DISTRICT OF COLUMBIA — 6.20%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007	1,500	1,530
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,039
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,062
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,024
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,060
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,104
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008	1,000	1,027
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	1,000	1,027
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,030
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,245
		16,351
		unaudited

	Principal amount	Market value
Bonds & notes	(000)	(000)

PUERTO RICO — 5.30%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	$2,000	$2,088
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,199
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,540	1,652
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	500	536
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	1,077
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,126
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,065
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,194
Public Improvement Ref. G.O. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,039
		13,976

VIRGIN ISLANDS — 1.28%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,034
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007	1,000	1,023
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	795
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	529
		3,381

Total bonds & notes (cost: $244,766,000)		249,009

Short-term securities — 4.14%

State of Virginia, Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institute Issue), Series A, 3.78% 2033[1]	800	800
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 3.80% 2025[1]	500	500
Industrial Dev. Auth. of King George County, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994 B, 3.81% 2024[1]	500	500
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 3.80% 2038[1]	3,985	3,985
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-B, 3.80% 2038[1]	900	900
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.80% 2038[1]	900	900
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 3.72% 2038[1]	800	800
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.77% 2034[1]	1,800	1,800
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005-C-1, FSA insured, 3.80% 2027[1]	300	300
State of Virginia, Suffolk City Industrial Dev. Auth., Hospital Rev. and Ref. Bonds (Louise Obici Memorial Hospital Project), Series 2004, 3.80% 2022[1]	440	440

Total short-term securities (cost: $10,925,000)		10,925

Total investment securities (cost: $255,691,000)		259,934
Other assets less liabilities		3,751

Net assets		$263,685

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. Of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,759
Gross unrealized depreciation on investment securities	(1,302)
Net unrealized appreciation on investment securities	4,457
Cost of investment securities for federal income tax purposes	255,477

MFGEFP-970-0606-S4460

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By  /s/Jeffrey L. Steele
Jeffrey L. Steele, President and PEO

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/Jeffrey L. Steele
Jeffrey L. Steele, President and PEO

Date: June 28, 2006

By /s/Michael W. Stockton
    Michael W. Stockton, Vice President , Treasurer
    And Principal Financial Officer

Date: June 28, 2006